EQUITY - Net Income Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
EQUITY
Net income for the year	$ 543,009	$ 511,607
Weighted average number of common shares outstanding - basic	243,708,000	241,508,000
Add: Dilutive impact of common shares related to the RSU plan, PSU plan and LTIP	598,000	695,000
Add: Dilutive impact of employee stock options	426,000	869,000
Weighted average number of common shares outstanding - diluted	244,732,000	243,072,000
Net income per share - basic	$ 2.23	$ 2.12
Net income per share - diluted	$ 2.22	$ 2.10
Anti-dilutive employee stock options	2,806,786	0